Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements - Revenues from Significant Charterers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
Dec. 31, 2025
Major Customer A [Member]
Concentration risk percentage	26.00%
Major Customer B [Member]
Concentration risk percentage	12.00%
All Major Customers [Member]
Concentration risk percentage	38.00%